CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Net sales	¥ 333,522	$ 48,509	¥ 290,706	¥ 253,926
Cost of sales	278,834	40,555	263,606	236,190
Gross margin	54,688	7,954	27,100	17,736
Operating expenses:
Selling expenses	13,363	1,944	14,520	13,764
Administrative expenses	52,593	7,649	46,514	46,211
Loss on impairment of assets	0	0	0	0
Total operating expenses	65,956	9,593	61,034	59,975
Operating loss	(11,268)	(1,639)	(33,934)	(42,239)
Other income (expense):
- Interest income	1,225	178	725	735
- Interest expense	(9,766)	(1,420)	(9,453)	(7,865)
- Others income (expense), net	1,255	183	(2,533)	203
Total other income (expense)	(7,286)	(1,059)	(11,261)	(6,927)
Loss before provision for income taxes	(18,554)	(2,698)	(45,195)	(49,166)
Income tax (expense) benefit	(3,618)	(526)	(808)	(5,317)
Net loss	(22,172)	(3,224)	(46,003)	(54,483)
Net income (loss) attributable to noncontrolling interests	0	0	0	0
Net loss attributable to the Company	(22,172)	(3,224)	(46,003)	(54,483)
Other comprehensive income (loss):
- Foreign currency translation adjustments attributable to noncontrolling interest	0	0	0	0
- Foreign currency translation adjustments attributable to the Company	(2,026)	(295)	1,821	(4)
Comprehensive income (loss) attributable to non-controlling interest	0	0	0	0
Comprehensive loss attribute to the Company	¥ (24,198)	$ (3,519)	¥ (44,182)	¥ (54,487)
Net loss per share, Basic and diluted | (per share)	¥ (6.79)	$ (0.99)	¥ (14.09)	¥ (16.68)
Weighted average number ordinary shares, Basic and diluted	3,265,837	3,265,837	3,265,837	3,265,837